Segment Information - Schedule of Adjusted Share-Based Compensation (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024		Mar. 31, 2023		Mar. 31, 2022
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total share-based compensation expense		$ 12.6	$ 12.2	$ 62.5	[1]	$ 73.4	[1]	$ 70.2	[1]
Amount included in restructuring and other		0.0	(0.5)	(7.7)	[2]	(4.2)	[2]	0.0	[2]
Adjusted share-based compensation		12.6	11.7	54.8		69.2		70.2
Corporate and reconciling items | Restructuring and other
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Amount included in restructuring and other		$ 0.0	$ (0.5)
Starz Business of Lions Gate Entertainment Corp
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total share-based compensation expense				24.6		25.7		28.0
Amount included in restructuring and other	[2]			(1.4)		0.0		0.0
Adjusted share-based compensation				$ 23.2		$ 25.7		$ 28.0

[1]	Total share-based compensation expense in the years ended March 31, 2024, 2023 and 2022 includes $15.0 million, $26.7 million and $19.6 million, respectively, of corporate allocation of share-based compensation expense, representing the allocation of Lionsgate’s corporate employee share-based compensation expense.
[2]	Represents share-based compensation expense included in restructuring and other expenses reflecting the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements.